Other Financial Liabilities (Tables)	12 Months Ended
Mar. 31, 2022
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Summary of Other Financial Liabilities
Other financial liabilities as of March 31, 2021 and 2022 consist of the following:

	Yen (millions)
	2021	2022

Financial liabilities measured at amortized cost	¥63,269	¥48,283
Financial liabilities measured at fair value through profit or loss:
Derivatives	82,256	151,942
Lease liabilities	317,429	318,758

Total	¥462,954	¥518,983

Current liabilities	¥182,145	¥236,900
Non-current liabilities	280,809	282,083

Total	¥462,954	¥518,983